Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities [Text Block]

10) Accounts payable and accrued liabilities

	December 31,	December 31,
	2024	2023
Accounts payable	$21,662	$25,314
Accrued liabilities	6,228	4,531
Accrued financial costs	2,567	1,543
Other taxes	813	775
Total	$31,270	$32,163
Current	$31,270	$31,439
Non-current	-	724
Total	$31,270	$32,163